Income Taxes - Major Components of Income Tax Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current income taxes	$ 24	$ 24
Deferred income taxes	96	111
Total income taxes	$ 120	$ 135
Effective income tax rate	14.30%	15.50%